CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 99.0%
Aerospace & Defense: 1.4%
13,300	Northrop Grumman Corp.	$4,596,081

Banks: 1.3%
44,000	First Republic Bank	4,371,840

Beverages: 1.2%
31,109	PepsiCo, Inc.	3,976,041

Biotechnology: 2.9%
72,977	AbbVie, Inc.	4,861,728
28,000	Vertex Pharmaceuticals, Inc. (1)	4,665,360
		9,527,088
Capital Markets: 6.6%
189,346	The Charles Schwab Corp.	8,183,534
8,700	CME Group, Inc. - Class A	1,691,454
56,916	Moody’s Corp.	12,199,376
		22,074,364
Chemicals: 2.4%
27,500	Air Products & Chemicals, Inc.	6,277,425
21,406	LyondellBasell Industries NV - Class A	1,791,468
		8,068,893
Commercial Services & Supplies: 2.4%
30,500	Cintas Corp.	7,943,420

Communications Equipment: 0.9%
54,000	Cisco Systems, Inc.	2,991,600

Diversified Financial Services: 0.4%
4	Berkshire Hathaway, Inc. - Class A (1)	1,234,664

Electrical Equipment: 0.4%
8,700	Rockwell Automation, Inc.	1,398,786

Entertainment: 0.9%
20,000	The Walt Disney Co.	2,860,200

Equity Real Estate Investment Trusts: 5.6%
58,448	American Tower Corp.	12,368,766
12,142	Equinix, Inc.	6,096,498
		18,465,264

Food & Staples Retailing: 2.2%
26,900	Costco Wholesale Corp.	7,414,447

Health Care Equipment & Supplies: 5.3%
97,556	Abbott Laboratories	8,497,128
8,000	Intuitive Surgical, Inc. (1)	4,156,080
24,300	Stryker Corp.	5,097,654
		17,750,862
Household Products: 1.3%
35,300	The Procter & Gamble Co.	4,166,812

Industrial Conglomerates: 3.3%
20,000	Honeywell International, Inc.	3,449,200
20,500	Roper Technologies, Inc.	7,454,825
		10,904,025
Insurance: 1.1%
44,700	The Progressive Corp.	3,619,806

Interactive Media & Services: 5.8%
8,400	Alphabet, Inc. - Class A (1)	10,232,880
7,518	Alphabet, Inc. - Class C (1)	9,147,000
		19,379,880
Internet & Direct Marketing Retail: 5.7%
10,166	Amazon.com, Inc. (1)	18,977,685

IT Services: 7.8%
45,700	PayPal Holdings, Inc. (1)	5,045,280
118,252	Visa, Inc. - Class A	21,048,856
		26,094,136
Life Sciences Tools & Services: 1.4%
16,700	Thermo Fisher Scientific, Inc.	4,637,256

Multiline Retail: 1.6%
38,800	Dollar General Corp.	5,199,976

Oil, Gas & Consumable Fuels: 1.2%
33,700	Chevron Corp.	4,148,807

Personal Products: 2.0%
36,400	Estée Lauder Companies, Inc. - Class A	6,704,516

Pharmaceuticals: 1.9%
54,200	Zoetis, Inc.	6,227,038

Professional Services: 3.3%
71,840	Verisk Analytics, Inc.	10,899,565

Road & Rail: 1.7%
60,000		Canadian National Railway Co.	5,676,600

Semiconductors & Semiconductor Equipment: 1.2%
35,900		Xilinx, Inc.	4,100,139

Software: 13.6%
53,192		Adobe Systems, Inc. (1)	15,896,961
6,400		ANSYS, Inc. (1)	1,299,968
15,412		Citrix Systems, Inc.	1,452,427
26,500		Intuit, Inc.	7,348,715
141,151		Microsoft Corp.	19,234,647
			45,232,718
Specialty Retail: 4.9%
51,695		The Home Depot, Inc.	11,046,704
95,600		The TJX Companies, Inc.	5,215,936
			16,262,640
Technology Hardware, Storage & Peripherals: 6.0%
94,050		Apple, Inc.	20,036,412

Textiles, Apparel & Luxury Goods: 1.3%
49,000		V.F. Corp.	4,282,110

TOTAL COMMON STOCKS
(Cost $159,824,026)			329,223,671

SHORT-TERM INVESTMENTS: 1.0%
Money Market Funds: 1.0%
3,214,283		First American Treasury Obligations Fund - Institutional Class, 2.209% (2)	3,214,283
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,214,283)			3,214,283

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $163,038,309)			332,437,954
Liabilities in Excess of Other Assets: (0.0)% (3)			(95,603)
TOTAL NET ASSETS: 100.0%			$332,342,351

	(1)	Non-income producing security.
	(2)	Annualized seven-day yield as of July 31, 2019.
	(3)	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Large Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at July 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$329,223,671	$-	$-	$329,223,671
Short-Term Investments	3,214,283	-	-	3,214,283
Total Investments in Securities	$332,437,954	$-	$-	$332,437,954

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 99.8%
Banks: 2.3%
250,026	First Republic Bank	$24,842,583

Building Products: 2.4%
100,012	Lennox International, Inc.	25,651,078

Capital Markets: 2.1%
275,027	Raymond James Financial, Inc.	22,186,428

Commercial Services & Supplies: 7.1%
100,014	Cintas Corp.	26,047,646
350,047	Copart, Inc. (1)	27,139,144
700,064	Rollins, Inc.	23,473,146
		76,659,936
Containers & Packaging: 2.6%
240,024	Avery Dennison Corp.	27,571,557

Distributors: 2.6%
145,017	Pool Corp.	27,461,869

Electrical Equipment: 2.7%
400,042	Generac Holdings, Inc. (1)	28,923,037

Electronic Equipment, Instruments & Components: 5.9%
375,000	Keysight Technologies, Inc. (1)	33,570,000
140,000	Zebra Technologies Corp. - Class A (1)	29,524,600
		63,094,600
Entertainment: 2.3%
200,014	Take-Two Interactive Software, Inc. (1)	24,505,715

Food Products: 4.9%
375,037	Lamb Weston Holdings, Inc.	25,172,483
175,000	McCormick & Company, Inc. (2)	27,744,500
		52,916,983
Health Care Equipment & Supplies: 8.1%
85,010	The Cooper Companies, Inc.	28,682,374
225,000	ResMed, Inc.	28,957,500
200,000	STERIS PLC	29,772,000
		87,411,874
Hotels, Restaurants & Leisure: 2.2%
300,032	Hyatt Hotels Corp. - Class A	23,207,475

Household Products: 2.5%
350,000	Church & Dwight Co., Inc.	26,404,000

Internet & Direct Marketing Retail: 2.8%
450,052	Etsy, Inc. (1)	30,162,485

IT Services: 5.2%
750,081	Genpact Ltd.	29,763,214
190,020	Jack Henry & Associates, Inc.	26,545,794
		56,309,008
Life Sciences Tools & Services: 5.1%
200,000	Charles River Laboratories International, Inc. (1)	26,908,000
37,504	Mettler-Toledo International, Inc. (1)	28,381,152
		55,289,152
Machinery: 7.8%
185,000	IDEX Corp.	31,120,700
175,016	RBC Bearings, Inc. (1)	28,473,353
300,036	Xylem, Inc.	24,089,891
		83,683,944
Pharmaceuticals: 1.9%
150,014	Jazz Pharmaceuticals PLC (1)	20,908,951

Road & Rail: 2.7%
4,400	Canadian Pacific Railway Ltd.	1,049,796
170,018	Old Dominion Freight Line, Inc.	28,389,606
		29,439,402
Semiconductors & Semiconductor Equipment: 8.2%
673,510	Diodes, Inc. (1)	28,691,526
200,020	Monolithic Power Systems, Inc.	29,634,963
350,027	Skyworks Solutions, Inc.	29,850,303
		88,176,792
Software: 9.5%
10,500	Fortinet, Inc. (1)	843,255
115,023	Paycom Software, Inc. (1)	27,691,787
266,451	Qualys, Inc. (1)	23,063,999
500,050	SS&C Technologies Holdings, Inc.	23,977,398
200,028	Synopsys, Inc. (1)	26,555,717
		102,132,156
Specialty Retail: 5.0%
150,016	Burlington Stores, Inc. (1)	27,115,392
225,000	Five Below, Inc. (1)	26,428,500
		53,543,892
Textiles, Apparel & Luxury Goods: 1.7%
200,016	PVH Corp.	17,785,423

Trading Companies & Distributors: 2.2%
575,000	HD Supply Holdings, Inc. (1)	23,293,250

TOTAL COMMON STOCKS
(Cost $793,116,685)		1,071,561,590

	SHORT-TERM INVESTMENTS: 0.2%
	Money Market Funds: 0.2%
2,533,998	First American Treasury Obligations Fund - Institutional Class, 2.209% (3)	2,533,998
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,533,998)	2,533,998

	TOTAL INVESTMENTS IN SECURITIES: 100.0%
	(Cost $795,650,683)	1,074,095,588
	Liabilities in Excess of Other Assets: (0.0)% (4)	(4,975)
	TOTAL NET ASSETS: 100.0%	$1,074,090,613

	(1) Non-income producing security.
	(2) Non-voting shares.
	(3) Annualized seven-day yield as of July 31, 2019.
	(4) Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Mid Cap Growth Fund’s (the "Fund") administrator, U.S. Bancorp Fund Services, LLC.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at July 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,071,561,590	$-	$-	$1,071,561,590
Short-Term Investments	2,533,998	-	-	2,533,998
Total Investments in Securities	$1,074,095,588	$-	$-	$1,074,095,588

CONGRESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 95.6%
Aerospace & Defense: 3.6%
38,000	Mercury Systems, Inc. (1)	$3,097,760

Auto Components: 2.6%
28,000	Fox Factory Holding Corp. (1)	2,242,240

Banks: 1.7%
60,000	CenterState Bank Corp.	1,459,200

Biotechnology: 5.6%
23,000	Emergent BioSolutions, Inc. (1)	1,015,220
9,300	Ligand Pharmaceuticals, Inc. (1)	851,043
30,500	Repligen Corp. (1)	2,878,895
		4,745,158
Building Products: 6.4%
30,000	AAON, Inc.	1,524,000
48,156	Trex Company, Inc. (1)	3,936,753
		5,460,753
Capital Markets: 1.4%
22,467	Cohen & Steers, Inc.	1,176,597

Chemicals: 2.7%
22,193	Balchem Corp.	2,277,889

Commercial Services & Supplies: 3.6%
17,000	MSA Safety, Inc.	1,790,950
20,000	U.S. Ecology, Inc.	1,272,600
		3,063,550
Electronic Equipment, Instruments & Components: 5.6%
11,239	Littlefuse, Inc.	1,898,941
17,500	Novanta, Inc. (1)	1,471,575
9,000	Rogers Corp. (1)	1,427,940
		4,798,456
Energy Equipment & Services: 0.9%
15,500	Core Laboratories NV	777,635

Food Products: 2.2%
70,000	The Simply Good Foods Co. (1)	1,906,100

Health Care Equipment & Supplies: 4.3%
48,555	Merit Medical Systems, Inc. (1)	1,915,980
25,000	Neogen Corp. (1)	1,785,000
		3,700,980
Health Care Providers & Services: 2.9%
40,597	Acadia Healthcare Company, Inc. (1)	1,296,668
22,790	AMN Healthcare Services, Inc. (1)	1,216,530
		2,513,198

Health Care Technology: 2.2%
55,000	HMS Holdings Corp. (1)	1,919,500

Hotels, Restaurants & Leisure: 3.7%
25,000	BJ’s Restaurants, Inc.	992,500
50,000	Ruth’s Hospitality Group, Inc.	1,113,500
4,362	Vail Resorts, Inc.	1,075,320
		3,181,320
Household Durables: 2.3%
13,000	Helen Of Troy Ltd. (1)	1,927,640

IT Services: 3.0%
40,544	WNS Holdings Ltd. - ADR (1)	2,555,083

Life Sciences Tools & Services: 3.7%
13,000	Medpace Holdings, Inc. (1)	1,023,880
21,600	PRA Health Sciences, Inc. (1)	2,158,056
		3,181,936
Machinery: 4.5%
23,500	ESCO Technologies, Inc.	1,963,660
11,500	RBC Bearings, Inc. (1)	1,870,935
		3,834,595
Personal Products: 3.5%
43,000	Inter Parfums, Inc.	2,979,040

Professional Services: 1.9%
26,100	ASGN, Inc. (1)	1,645,605

Road & Rail: 1.4%
16,092	Saia, Inc. (1)	1,227,820

Semiconductors & Semiconductor Equipment: 0.9%
20,000	Silicon Motion Technology Corp. - ADR	724,000

Software: 18.2%
28,000	CyberArk Software Ltd. (1)	3,888,640
27,117	j2 Global, Inc.	2,415,854
12,000	Paycom Software, Inc. (1)	2,889,000
20,000	Qualys, Inc. (1)	1,731,200
21,000	RingCentral, Inc. - Class A (1)	2,981,580
15,000	SPS Commerce, Inc. (1)	1,677,450
		15,583,724
Specialty Retail: 3.5%
48,000	Boot Barn Holdings, Inc. (1)	1,501,920
15,343	The Children’s Place, Inc.	1,498,551
		3,000,471
Textiles, Apparel & Luxury Goods: 2.0%
23,000	Oxford Industries, Inc.	1,683,370

Trading Companies & Distributors: 1.3%
15,000	SiteOne Landscape Supply, Inc. (1)	1,108,050

TOTAL COMMON STOCKS
(Cost $53,593,455)		81,771,670

SHORT-TERM INVESTMENTS: 3.1%
Money Market Funds: 3.1%
2,629,181	First American Treasury Obligations Fund - Institutional Class, 2.209% (2)	2,629,181
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,629,181)		2,629,181

TOTAL INVESTMENTS IN SECURITIES: 98.7%
(Cost $56,222,636)		84,400,851
Other Assets in Excess of Liabilities: 1.3%		1,127,425
TOTAL NET ASSETS: 100.0%		$85,528,276

(1)	Non-income producing security.
(2)	Annualized seven-day yield as of July 31, 2019.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Small Cap Growth Fund’s (the “Fund’) administrator, U.S. Bancorp Fund Services, LLC.

Congress Small Cap Growth Fund
Summary of Fair Value Exposure at July 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$81,771,670	$-	$-	$81,771,670
Short-Term Investments	2,629,181	-	-	2,629,181
Total Investments in Securities	$84,400,851	$-	$-	$84,400,851